Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 865	$ 765
Prepaid rent	114	3
Other prepaid expenses	229	100
Total prepaid expenses and other current assets	$ 1,208	$ 868